Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000024632 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[1]
C000024632 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%	[1]
C000024632 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%	[1]
C000024632 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000024632 [Member] | One Hundred Eighty One Plus Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%	[1]
C000024632 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.38%)	[1],[2]
C000024632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.16%	[3]
C000024632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%	[3]
C000024632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.07%	[3]
C000024632 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.38%)	[2],[3]
C000024633 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[4]
C000024633 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%	[4]
C000024633 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%	[4]
C000024633 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000024633 [Member] | One Hundred Eighty One Plus Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%	[4]
C000024633 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.38%)	[4],[5]
C000024633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.16%	[6]
C000024633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%	[6]
C000024633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.07%	[6]
C000024633 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.38%)	[5],[6]

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
[4]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[5]	Assets, other than investments in securities, less liabilities.
[6]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.